Related-party transactions	12 Months Ended
Dec. 31, 2017
Related-party transactions

18. Related-party transactions

Operating entities

The consolidated financial statements include the results of Obsidian Energy Ltd. and its wholly-owned subsidiaries, notably the Obsidian Energy Partnership. Transactions and balances between Obsidian Energy Ltd. and all of its subsidiaries are eliminated upon consolidation.

Compensation of key management personnel

In 2017, key management personnel include the President and Chief Executive Officer, Vice-Presidents and the Board of Directors. The Human Resources & Compensation Committee makes recommendations to the Board of Directors who approves the appropriate remuneration levels for management based on performance and current market trends. Compensation levels of the Board of Directors are recommended by the Corporate Governance committee of the Board. The remuneration of the directors and key management personnel of Obsidian Energy during the year is below.

	Year ended December 31
	2017	2016
Salary and employee benefits	$3	$2
Termination benefits	2	2
Share-based payments (1)	3	2

	$8	$6

(1)	Includes changes in the fair value of PSUs, DSUs and non-cash charges related to the Option Plan and RPSU plan (equity method) for key management personnel.